EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Postretirement Medical Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets
Current liabilities	(89)	(132)	(137)
Non-current liabilities	(2,228)	(2,863)	(7,612)
Net amount recognized	(2,317)	(2,995)	(7,749)
Weighted average assumptions used:
Discount rate	5.20%	4.30%	5.20%
Rate of compensation increases
Postretirement Medical Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	7.75%	8.25%	8.25%
Ultimate rate	5.00%	5.00%	5.00%
Year the ultimate rate is reached	2022	2022	2021
Postretirement Medical Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	25.00%	35.00%	57.00%
Ultimate rate	5.00%	5.00%	5.00%
Year the ultimate rate is reached	2022	2022	2019
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets	779
Current liabilities
Non-current liabilities		(4,729)	(4,292)
Net amount recognized	$ 779	$ (4,729)	$ (4,292)
Weighted average assumptions used:
Discount rate	5.10%	4.30%	5.10%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases